Schedule of Assumptions Used To Determine Fair Value (Details) - Option pricing model [member]	9 Months Ended	12 Months Ended
	Apr. 30, 2022 $ / shares	Jul. 31, 2021 $ / shares
Warrant One [member] | Share Price Measurement Input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions		5.23
Warrant One [member] | Exercise Price Measurement Input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions		29.30
Warrant One [member] | Expeceted Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected life		9 months
Warrant One [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions		100
Warrant One [member] | Dividend Yield Measurement Input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions		0
Warrant One [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions		0.93
Warrant Two [member] | Share Price Measurement Input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions	6.96	5.23
Warrant Two [member] | Exercise Price Measurement Input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions	4.26	4.41
Warrant Two [member] | Expeceted Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Expected life	3 years 6 months 14 days	4 years 3 months 18 days
Warrant Two [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions	100	100
Warrant Two [member] | Dividend Yield Measurement Input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions	0	0
Warrant Two [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Fair value assumptions	2.74	0.81